Note 5 - Related Party and Parties-in-Interest Transactions (Details Textual) - EBP 71-0335111 001 [Member] - USD ($) shares in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Investments, fair value	$ 1,513,846,351	$ 1,343,146,217
EBP, Change in Net Asset Available for Benefit, Increase	365,724,423
EBP, Change in Net Asset Available for Benefit, Decrease from Administrative Expense	1,914,512
EBP, Trustee [Member]
EBP, Change in Net Asset Available for Benefit, Decrease from Administrative Expense	$ 1,731,510
EBP, Employer, Common Stock [Member]
EBP, Investment, Number of Shares (in shares)	1.3	1.5
Investments, fair value	$ 249,539,519	$ 248,051,604
EBP, Investment, Number of Shares, Limitation on Transfer of Existing Investments, Percent	40.00%
EBP, Change in Net Asset Available for Benefit, Increase from Dividend Income on Investment	$ 2,400,000
EBP, Investment Acquired, Excluding Plan Interest in Master Trust, Cost	11,619,000
EBP, Investment Sold, Excluding Plan Interest in Master Trust, Selling Price	27,593,000
EBP, Change in Net Asset Available for Benefit, Increase	$ 30,200,000
EBP, Nonemployer, Common Stock [Member]
EBP, Investment, Number of Shares, Maximum Percent Ownable	20.00%